Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2014
Earnings Per Share [Abstract]
Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share
Basic and diluted earnings per share were calculated as follows:

	Years Ended November 30,
(In thousands, except per share amounts)	2014	2013	2012
Numerator:
Net earnings attributable to Lennar	$638,916	479,674	679,124
Less: distributed earnings allocated to nonvested shares	414	458	531
Less: undistributed earnings allocated to nonvested shares	7,379	6,356	10,397
Numerator for basic earnings per share	631,123	472,860	668,196
Plus: interest on 3.25% convertible senior notes due 2021 and 2.00% convertible senior notes due 2020 (1)	7,928	11,302	11,330
Plus: undistributed earnings allocated to convertible shares	7,379	6,356	10,397
Less: undistributed earnings reallocated to convertible shares	6,632	5,506	9,050
Numerator for diluted earnings per share	$639,798	485,012	680,873
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	202,209	190,473	186,662
Effect of dilutive securities:
Shared based payments	8	254	984
Convertible senior notes	26,023	35,193	31,049
Denominator for diluted earnings per share - weighted average common shares outstanding	228,240	225,920	218,695
Basic earnings per share	$3.12	2.48	3.58
Diluted earnings per share	$2.80	2.15	3.11